As filed with the Securities and Exchange Commission on August 8, 2008

Securities Act File No. 33-51308

Investment Company Act File No. 811-7142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 48	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 50 (Check appropriate box or boxes)	☒

GE FUNDS

(Exact Name of Registrant as Specified in Charter)

3001 Summer Street

Stamford, Connecticut 06905

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code:

(203) 326-4040

Jeanne M. La Porta, Esq.

Senior Vice President, Deputy General Counsel

GE Asset Management Incorporated

3001 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Copies to:

David Hearth, Esq.

Paul, Hastings, Janofsky & Walker LLP

55 Second Street, 24th Floor

San Francisco, California 94105

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on September 5, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment designates a new effective date for post-effective amendment no. 47 filed on May 28, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 8th day of August, 2008.

By:	/s/ MICHAEL J. COSGROVE
Michael J. Cosgrove
President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ MICHAEL J. COSGROVE	Trustee, President and Chairman of	8/8/08
Michael J. Cosgrove	the Board (Chief Executive Officer)

/s/ JOHN R. COSTANTINO	Trustee	8/8/08
John R. Costantino*

/s/ WILLIAM J. LUCAS	Trustee	8/8/08
William J. Lucas*

/s/ MATTHEW J. SIMPSON	Trustee	8/8/08
Matthew J. Simpson

/s/ ROBERT P. QUINN	Trustee	8/8/08
Robert P. Quinn*

/s/ SCOTT RHODES	Treasurer (Principal Financial Officer)	8/8/08
Scott Rhodes

*	Signature affixed by Jeanne M. La Porta pursuant to a power of attorney dated October 30, 2007 and filed herewith.

/s/ JEANNE M. LA PORTA
Jeanne M. La Porta